Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Gross impaired loans.
Gross impaired loan details
Recorded investment	1,774			1,774		1,718
Unpaid principal balance	1,699			1,699		1,654
Associated specific allowance	682			682		650
Average recorded investment	1,838	1,756	1,679	1,824	1,787
Interest income recognized	5	4	6	9	9
Interest income recognized on a cash basis	4	3	5	7	7
Gross impaired loans. | Consumer
Gross impaired loan details
Recorded investment	635			635		665
Unpaid principal balance	605			605		637
Associated specific allowance	239			239		222
Average recorded investment	644	654	592	660	638
Interest income recognized	2	2	1	4	2
Interest income recognized on a cash basis	1	2	0	3	0
Gross impaired loans. | Corporate and institutional
Gross impaired loan details
Recorded investment	1,139			1,139		1,053
Unpaid principal balance	1,094			1,094		1,017
Associated specific allowance	443			443		428
Average recorded investment	1,194	1,102	1,087	1,164	1,149
Interest income recognized	3	2	5	5	7
Interest income recognized on a cash basis	3	1	5	4	7
Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	1,390			1,390		1,547
Unpaid principal balance	1,318			1,318		1,483
Associated specific allowance	682			682		650
Average recorded investment	1,416	1,543	1,411	1,471	1,460
Interest income recognized	3	4	3	7	6
Interest income recognized on a cash basis	2	3	2	5	4
Gross impaired loans with a specific allowance | Consumer
Gross impaired loan details
Recorded investment	558			558		605
Unpaid principal balance	528			528		577
Associated specific allowance	239			239		222
Average recorded investment	559	572	540	572	568
Interest income recognized	2	2	1	4	2
Interest income recognized on a cash basis	1	2	0	3	0
Gross impaired loans with a specific allowance | Mortgages
Gross impaired loan details
Recorded investment	216			216		217
Unpaid principal balance	205			205		206
Associated specific allowance	41			41		41
Average recorded investment	218	214	237	219	240
Interest income recognized	1	0	0	1	1
Interest income recognized on a cash basis	1	0	0	1	0
Gross impaired loans with a specific allowance | Loans collateralized by securities
Gross impaired loan details
Recorded investment	69			69		85
Unpaid principal balance	65			65		83
Associated specific allowance	57			57		50
Average recorded investment	68	69	39	68	43
Interest income recognized	1	0	0	1	0
Interest income recognized on a cash basis	0	0	0	0	0
Gross impaired loans with a specific allowance | Consumer finance
Gross impaired loan details
Recorded investment	273			273		303
Unpaid principal balance	258			258		288
Associated specific allowance	141			141		131
Average recorded investment	273	289	264	285	285
Interest income recognized	0	2	1	2	1
Interest income recognized on a cash basis	0	2	0	2	0
Gross impaired loans with a specific allowance | Corporate and institutional
Gross impaired loan details
Recorded investment	832			832		942
Unpaid principal balance	790			790		906
Associated specific allowance	443			443		428
Average recorded investment	857	971	871	899	892
Interest income recognized	1	2	2	3	4
Interest income recognized on a cash basis	1	1	2	2	4
Gross impaired loans with a specific allowance | Real estate.
Gross impaired loan details
Recorded investment	53			53		46
Unpaid principal balance	46			46		38
Associated specific allowance	19			19		20
Average recorded investment	53	58	59	54	60
Interest income recognized	0	0	1	0	1
Interest income recognized on a cash basis	0	0	1	0	1
Gross impaired loans with a specific allowance | Commercial and industrial loans
Gross impaired loan details
Recorded investment	555			555		734
Unpaid principal balance	523			523		709
Associated specific allowance	326			326		318
Average recorded investment	575	701	655	624	659
Interest income recognized	0	2	1	2	3
Interest income recognized on a cash basis	0	1	1	1	3
Gross impaired loans with a specific allowance | Financial institutions
Gross impaired loan details
Recorded investment	218			218		156
Unpaid principal balance	216			216		154
Associated specific allowance	92			92		84
Average recorded investment	223	206	151	215	167
Interest income recognized	1	0	0	1	0
Interest income recognized on a cash basis	1	0	0	1	0
Gross impaired loans with a specific allowance | Governments and public institutions
Gross impaired loan details
Recorded investment	6			6		6
Unpaid principal balance	5			5		5
Associated specific allowance	6			6		6
Average recorded investment	6	6	6	6	6
Interest income recognized	0	0	0	0	0
Interest income recognized on a cash basis	0	0	0	0	0
Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	384			384		171
Unpaid principal balance	381			381		171
Average recorded investment	422	213	268	353	327
Interest income recognized	2	0	3	2	3
Interest income recognized on a cash basis	2	0	3	2	3
Gross impaired loans without specific allowance | Consumer
Gross impaired loan details
Recorded investment	77			77		60
Unpaid principal balance	77			77		60
Average recorded investment	85	82	52	88	70
Interest income recognized	0	0	0	0	0
Interest income recognized on a cash basis	0	0	0	0	0
Gross impaired loans without specific allowance | Mortgages
Gross impaired loan details
Recorded investment	38			38		46
Unpaid principal balance	38			38		46
Average recorded investment	47	51	38	51	53
Interest income recognized	0	0	0	0	0
Interest income recognized on a cash basis	0	0	0	0	0
Gross impaired loans without specific allowance | Loans collateralized by securities
Gross impaired loan details
Recorded investment	1			1		1
Unpaid principal balance	1			1		1
Average recorded investment	1	1	1	1	1
Interest income recognized	0	0	0	0	0
Interest income recognized on a cash basis	0	0	0	0	0
Gross impaired loans without specific allowance | Consumer finance
Gross impaired loan details
Recorded investment	38			38		13
Unpaid principal balance	38			38		13
Average recorded investment	37	30	13	36	16
Interest income recognized	0	0	0	0	0
Interest income recognized on a cash basis	0	0	0	0	0
Gross impaired loans without specific allowance | Corporate and institutional
Gross impaired loan details
Recorded investment	307			307		111
Unpaid principal balance	304			304		111
Average recorded investment	337	131	216	265	257
Interest income recognized	2	0	3	2	3
Interest income recognized on a cash basis	2	0	3	2	3
Gross impaired loans without specific allowance | Real estate.
Gross impaired loan details
Recorded investment	14			14		15
Unpaid principal balance	14			14		15
Average recorded investment	19	16	57	18	61
Interest income recognized	0	0	3	0	3
Interest income recognized on a cash basis	0	0	3	0	3
Gross impaired loans without specific allowance | Commercial and industrial loans
Gross impaired loan details
Recorded investment	283			283		80
Unpaid principal balance	280			280		80
Average recorded investment	307	103	155	236	192
Interest income recognized	2	0	0	2	0
Interest income recognized on a cash basis	2	0	0	2	0
Gross impaired loans without specific allowance | Financial institutions
Gross impaired loan details
Recorded investment	10			10		16
Unpaid principal balance	10			10		16
Average recorded investment	11	12	4	11	4
Interest income recognized	0	0	0	0	0
Interest income recognized on a cash basis	0	0	0	0	0